Pension And Postretirement Benefit Costs (Funded Status And Pension Cost) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, end of year	$ 29,778,983	$ 26,083,446
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	39,759,449	37,258,642
Service cost	799,030	751,666	668,980
Interest cost	1,976,494	2,020,706	2,063,316
Acturial (gain)/loss	2,403,021	1,605,833
Benefits paid	(1,917,482)	(1,877,398)
Benefit obligation at end of year	43,020,512	39,759,449	37,258,642
Fair value of plan assets, beginning of year	26,083,446	24,535,569
Actual return on plan assets	2,139,059	243,568
Employer contributions	3,473,960	3,181,707
Fair value of plan assets, end of year	29,778,983	26,083,446	24,535,569
Funded status = pension liabiliity, end of year	$ (13,241,529)	$ (13,676,003)